Financial debt - Changes in the recoverable cash advances (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Financial Debt
As at January 1	€ 8,674	€ 8,431
Initial measurement and re-measurement	(18)	(39)
Discounting impact	519	495
As at June 30	€ 9,175	€ 8,887